Deferred Tax Assets and (Liabilities) (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of deferred taxes
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2024	At 1 July 2023 £’000 (Restated)(1)	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Charge to Equity £’000	At 30 June 2024 £’000
Accelerated capital allowances	£(31)	£—	£(188)	£—	£—	£(219)
Tax losses	12,511	(2)	(112)	6,812	—	19,209
Share-based compensation	3,963	(24)	(1,527)	—	(368)	2,044
Intangible assets	(9,412)	(72)	561	(21,194)	—	(30,117)
Other temporary differences	(539)	(176)	(391)	(2,302)	—	(3,408)
Total	£6,492	£(274)	£(1,657)	£(16,684)	£(368)	£(12,491)

Deferred tax 2023 (Restated)(1)	At 1 July 2022 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Charge to Equity £’000	At 30 June 2023 £’000 (Restated)(1)
Accelerated capital allowances	£434	£—	£(465)	£—	£—	£(31)
Tax losses	3,627	(111)	8,995	—	—	12,511
Share-based compensation	9,844	(35)	(1,927)	—	(3,919)	3,963
Intangible assets	(6,008)	191	1,901	(5,496)	—	(9,412)
Other temporary differences	(1,505)	45	652	269	—	(539)
Total	£6,392	£90	£9,156	£(5,227)	£(3,919)	£6,492
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2024 £’000	2023 £’000 (Restated) (1)
Deferred tax assets	18,323	20,926
Deferred tax liabilities	(30,814)	(14,434)
Net deferred tax	(12,491)	6,492